Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 13,968,535	$ 7,874,886	$ 6,988,849
Cost	(11,430,162)	(6,779,892)	(5,053,743)
Gross profit	2,538,373	1,094,994	1,935,106
Operating expenses:
Salaries and benefits	4,045,692	2,389,892	1,038,877
Depreciation and amortization	149,078	94,816	87,094
Selling, general and administrative	4,927,584	1,898,986	615,473
Share-based compensation	9,119,764
Total operating expenses	18,242,118	4,383,694	1,741,444
Other income:
Government incentives		27,892	2,357
Other income, net	81,759	47,448	62,453
Total other income, net	81,759	75,340	64,810
(Loss) Income before income tax expense	(15,621,986)	(3,213,360)	258,472
Income tax credit (expense)	19,194		(165,775)
Net (loss) income	(15,602,792)	(3,213,360)	92,697
Other comprehensive income:
Foreign currency translation, net of income tax	139,230	396,262	(114,433)
Comprehensive loss	$ (15,463,562)	$ (2,817,098)	$ (21,736)
Net loss per share
Basic	$ (0.56)	$ (0.13)	$ 0.01
Diluted	$ (0.56)	$ (0.13)	$ 0.01
Weighted average number of ordinary shares
Basic	27,808,375	25,482,000	21,600,500
Diluted	27,808,375	25,482,000	21,600,500
Third Party Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 13,544,991	$ 7,434,789	$ 6,439,164
Cost	(11,303,628)	(6,629,622)	(4,096,651)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	423,544	440,097	549,685
Cost	$ (126,534)	$ (150,270)	$ (957,092)